Organization and Principal Activities - Consolidated assets and liabilities of Group VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Variable interest entity
Cash	$ 69,690	¥ 453,425	$ 8,539	¥ 55,555	¥ 284,622	¥ 71,783
Restricted cash	8,486	55,214		155,792
Accounts receivable	8,332	54,210		20,992
Inventories	182,882	1,189,885		752,103
Advances to suppliers	8,148	53,016		4,108
Prepayments and other current assets	3,526	22,943		19,887
Amount due from related party	6	38
Total current assets	325,999	2,121,049		1,008,437
Property and equipment, net	6,270	40,793		35,196
Other non-current assets	1,242	8,085		2,183
Deferred tax assets	6,760	43,981
Total assets	359,299	2,337,708		1,045,816
Short-term borrowings and current portion of long-term borrowings	27,246	177,274		200,000
Accounts payable	48,939	318,414		274,629
Advances from customers	10,582	68,848		42,013
Accrued expenses and other current liabilities	52,862	343,936		214,966
Deferred revenue	1,852	12,051		5,508
Total current liabilities	141,860	922,990		739,435
Long-term borrowings , excluding current portion	19,108	124,324
Total liabilities	$ 160,968	1,047,314		739,435
VIEs
Variable interest entity
Cash		116,222		46,398	¥ 96,042	¥ 44,234
Restricted cash				200
Accounts receivable		54,093		20,462
Inventories		1,178,507		735,223
Advances to suppliers		4,815		2,050
Prepayments and other current assets		15,463		16,352
Amount due from related party		20
Total current assets		1,369,120		820,685
Property and equipment, net		28,941		24,940
Other non-current assets		3,500		1,320
Deferred tax assets		18,654
Total assets		1,420,215		846,945
Short-term borrowings and current portion of long-term borrowings		177,274		200,000
Accounts payable		262,576		254,537
Amount due to holding company and subsidiaries		531,867		426,762
Amount due to related parties		2,451		2,319
Advances from customers		67,604		40,891
Accrued expenses and other current liabilities		313,574		194,266
Deferred revenue		12,051		5,254
Total current liabilities		1,367,397		1,124,029
Long-term borrowings , excluding current portion		124,324
Total liabilities		¥ 1,491,721		¥ 1,124,029